Financial instruments - Fair values and risk management - Currency risk (Details) £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 £ / €	Mar. 31, 2024 $ / €	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 £ / €	Mar. 31, 2023 $ / €	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 £ / €	Mar. 31, 2022 $ / €
Disclosure of detailed information about financial instruments [line items]
Proceeds from issue of notes		€ 1,200,000,000
Exchange rate	1.0000	1.0000	1.0000				0.8548	1.0793			0.8791	1.0839			0.8422	1.1065
Promissory notes maturing October 2023
Disclosure of detailed information about financial instruments [line items]
Proceeds from issue of notes			€ 230,000,000	$ 250.0
Foreign currency risk | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness	€ 0	€ 0	0
Monetary liabilities | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure		876,500,000	549,000,000.0
Monetary liabilities | USD | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure | $										$ 950.0				$ 607.5
Long-term borrowings [member] | USD | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure		259,100,000	281,300,000							280.8				311.3
Pre-delivery payments due to aircraft manufacturer, Boeing | USD | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure		617,400,000	267,700,000							669.2				296.2
Cash and liquid resources | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	792,900,000	708,100,000	383,200,000
Cash and liquid resources | USD | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	727,800,000	619,300,000	349,600,000			$ 785.5				$ 671.3				$ 386.8
Cash and liquid resources | GBP | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	€ 65,100,000	€ 88,800,000	€ 33,600,000		£ 55.6				£ 78.1				£ 28.3